RYDEX | SGI FUNDS SUMMARY PROSPECTUS

                                                               Class A, B, and C
                                                                     May 1, 2010

                                         RYDEX | SGI U.S. INTERMEDIATE BOND FUND
                             Class A - SIUSX   Class B - SUGBX   Class C - SDICX




                                                                       RYDEX-SGI
                                                   SECURITY GLOBAL INVESTORS(SM)
                                                               www.rydex-sgi.com

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Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, statement of additional information (SAI), annual report and other information about the fund online at www.rydex-sgi.com/service/prospectuses_reports.shtml. You can also get this information at no cost by calling 1-800-888-2461 or by sending an e-mail to: sservices@sg-investors.com.

The fund's prospectus and SAI, each dated February 1, 2010, and the fund's most recent shareholder report are all incorporated by reference into this Summary Prospectus.
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                                                        RYDEX DISTRIBUTORS, INC.

SUMUSIB-0510 x0511

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INVESTMENT OBJECTIVE -- The U.S. Intermediate Bond Fund seeks to provide current income.

FEES AND EXPENSES OF THE FUND -- This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Rydex | SGI Funds. More information about these and other discounts is available from your financial professional and in the "Buying Shares--Class A Shares" section on page 22 of the Fund's prospectus and the "How to Purchase Shares" section on page 34 of the Fund's statement of additional information.

     SHAREHOLDER FEES (fees paid directly from your investment)

------------------------------------------------------------------------------- ------------- ------------------ -----------
                                                                                  CLASS A          CLASS B        CLASS C
Maximum Sales Charge (Load) Imposed on Purchases                                                Closed to new
(as a percentage of offering price)                                                4.75%        subscriptions       None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase
price or redemption proceeds, whichever is lower)                                   None             5%              1%
------------------------------------------------------------------------------- ------------- ------------------ -----------

     ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

--------------------------------------------------------------------- ------------ ------------- -------------
                                                                          CLASS A       CLASS B      CLASS C

   Management fees                                                          0.50%         0.50%         0.50%
   Distribution and service (12b-1) fees                                    0.25%         1.00%         1.00%
   Other expenses                                                           0.56%         0.56%         0.55%
   TOTAL ANNUAL FUND OPERATING EXPENSES                                     1.31%         2.06%         2.05%
   Fee waiver (and/or expense reimbursement)(1)                            -0.31%        -0.31%        -0.30%
   TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER
   (AND/OR EXPENSE REIMBURSEMENT)                                           1.00%         1.75%         1.75%
--------------------------------------------------------------------- ------------ ------------- -------------

1 The Investment Manager has contractually agreed through April 30, 2011 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights), and it can be terminated by the Fund's Board of Directors, subject to the recoupment rights of the Investment Manager.
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     EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your cost would be:

                                       2
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CLASS                1 YEAR       3 YEARS       5 YEARS       10 YEARS
A                     $ 572         $ 841        $1,131         $1,953
B                       678           916         1,280          2,365
C                       278           614         1,076          2,355
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                  You would pay the following expenses
                   if you did not redeem your shares:
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CLASS                1 YEAR       3 YEARS       5 YEARS       10 YEARS
A                     $ 572         $ 841        $1,131         $1,953
B                       178           616         1,080          2,365
C                       178           614         1,076          2,355
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     PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES -- In pursuit of its objective, the Fund will invest, under normal market conditions, at least 80% of its net assets in investment grade fixed-income securities (i.e., rated in the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by Security Investors, LLC (the "Investment Manager") to be of comparable quality). Such fixed-income securities may include, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities, and mortgage-backed and asset-backed securities. The Investment Manager will attempt to maintain a dollar-weighted average duration of 3 to 4.5 years in managing the Fund's portfolio. While the Fund will invest primarily in domestic fixed-income securities, it also may invest in dollar-denominated fixed-income securities issued by foreign issuers. Consistent with its investment objective and principal investment strategies, the Fund also may invest in debt securities that are not investment grade (also known as "high yield/high risk securities" or "junk bonds") or securities that include limitations on resale ("restricted securities"). Further, the Fund may enter into derivative instruments such as futures contracts, options on futures contracts, options on securities, and credit derivative instruments for purposes of enhancing income, hedging risks posed by other portfolio holdings, or as a substitute for investing, purchasing or selling securities.

     The Investment Manager uses a combination of a qualitative top-down approach in reviewing growth trends based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach in selecting asset classes and securities. The Investment Manager analyzes broad economic growth trends in the selection of duration weighting and construction and then uses credit analysis and relative value in selecting securities. The Investment Manager's credit analysis includes looking at factors such as an issuer's management experience, cash flow, position in its market, capital structure, general economic factors and market conditions, as well as global market conditions.

     To determine the relative value of a security, the Investment Manager compares the credit risk and yield of the security to the credit risk and yield of other securities of the same or another asset class. Higher quality securities tend to have lower yields than lower quality securities. Based upon current market conditions, the Investment Manager will consider the relative risks and rewards of various asset classes and securities in selecting securities for the Fund.

     The Investment Manager may determine to sell a security (1) if it can purchase a security with a better relative value; (2) if a security's credit rating has been changed or there is a change in fundamentals; (3) if it believes diversification of the Fund is compromised due to mergers or acquisitions; or
(4) to meet redemption requests, among other reasons.

     Under adverse market conditions, the Fund can make temporary defensive investments and may not be able to pursue its objective.

                                       3
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PRINCIPAL RISKS -- The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

     CREDIT DERIVATIVE TRANSACTIONS RISK. Credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible to credit risk and may be difficult to sell. In addition, credit default swap transactions may involve greater risks than if a Fund had invested in the reference obligation directly.

     CREDIT RISK. The Fund could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

     FOREIGN SECURITIES RISK. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

     HIGH YIELD SECURITIES RISK. Higher yielding, high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

     INTEREST RATE RISK. Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Fund's securities and share price to decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

     MARKET RISK. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

     MORTGAGE-BACKED SECURITIES RISK. Investors in mortgage-backed securities receive payments that are part interest and part return of principal. These payments may vary based on the rate at which homeowners pay off their loans. Some mortgage-backed securities may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

     OPTIONS AND FUTURES RISK. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

     PREPAYMENT RISK. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

     RESTRICTED SECURITIES RISK. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Fund.

     PERFORMANCE INFORMATION -- The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

     The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.


Bar Chart:
          2000         9.7%
          2001         7.3%
          2002         9.0%
          2003         2.7%
          2004         3.4%
          2005         1.5%
          2006         3.6%
          2007         2.4%
          2008       -11.3%
          2009        10.6%

HIGHEST QUARTER RETURN
3Q 2009         4.63%

LOWEST QUARTER RETURN
4Q 2008        -6.90%

                                       4
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     After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

     AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2009)


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                                                                                                1 YEAR       5 YEARS       10 YEARS
CLASS A
  Return before taxes                                                                            5.33%         0.13%          3.21%
  Return after taxes on distributions                                                            4.16%        -1.38%          1.44%
  Return after taxes on distributions and sale of fund shares                                    3.43%        -0.75%          1.68%
CLASS B                                                                                          4.87%         0.03%          3.10%
CLASS C                                                                                          8.85%         0.41%        2.97%(1)
INDEX
  Barclays Capital Intermediate U.S. Government/Credit Index
  (reflects no deductions for fees, expenses, or taxes)                                          5.24%         4.66%          5.93%
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1     Since inception of May 1, 2000.
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


MANAGEMENT OF THE FUND --

     INVESTMENT MANAGER. Security Investors, LLC (the "Investment Manager") serves as the investment manager of the Fund.

     PORTFOLIO MANAGER. Daniel Portanova is primarily responsible for the day-to-day management of the Fund and holds the title "Portfolio Manager" with the Investment Manager. He has managed the Fund since November 2008.

PURCHASE AND SALE OF FUND SHARES -- You may purchase or redeem Fund shares through your broker/ dealer, other financial intermediary that has an agreement with a Fund distributor, or through the transfer agent (by mail or telephone, if you select the telephone option on your account application). You may purchase, redeem or exchange shares of any class of the Fund on any day the New York Stock Exchange is open for business. Class B shares are closed to new subscriptions from either existing or new shareholders. The minimum initial investment is $100. Subsequent investments must be $100 (or $20 under an Accumulation Plan).

TAX INFORMATION -- Fund distributions are taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES -- If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary's website for more information.

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RYDEX-SGI
SECURITY GLOBAL INVESTORS(SM)
www.rydex-sgi.com
One Security Benefit Place o Topeka, Kansas 66636-0001 o www.rydex-sgi.com RYDEX DISTRIBUTORS, INC.

SUMUSIB-0510 x0511